ACCOUNTING POLICIES (Details)	Jun. 30, 2014	Dec. 13, 2012 Board_Member
Accounting Policies [Abstract]
Number of board members that become electable by the common unitholders		4
Maximum number of board of directors		7
Business Acquisition, Percentage of Voting Interests Acquired	100.00%